Right-of-Use Assets and Finance Lease Liabilities	9 Months Ended
Sep. 30, 2025
Right-of Use Assets and Finance Lease Liabilities [Abstract]
Right-of Use Assets and Finance Lease Liabilities
6.	Right-of-use assets and Finance Lease Liabilities:

Details of the Company’s right-of-use assets and finance lease liabilities are discussed in Note 6 of the consolidated financial statements for the year ended December 31, 2024, included in the Company’s 2024 Annual Report on Form 20-F filed with the SEC on April 10, 2025, and are supplemented by the below new activities within the period.

During the nine-month periods ended September 30, 2025 and 2024, the amortization of the right-of-use assets amounted to $1,080 and $1,363 and is presented in the Company’s unaudited interim condensed consolidated statement of operations under “Depreciation and amortization”. Interest expense on the finance lease liabilities for the same period for 2025 and 2024 amounted to $673 and $1,099 (Note 14). As of September 30, 2025 and December 31,2024, the right-of-use amounted to $26,713 and $27,560 and is presented under “Right-of-use assets” in the accompanying condensed consolidated balance sheets.

During the nine-month period ended September 30, 2025, an amount of $233 of expenditures were capitalized that concern leasehold improvements on vessels performance and meeting environmental standards. The cost of these additions was accounted as major leasehold improvement and were capitalized over the Right-of-use asset and will be depreciated over the remaining useful life of each asset. Amounts paid for the additions are included in “Leasehold improvements” under “Cash flows from investing activities” in the unaudited interim condensed consolidated statement of cash flows.

The weighted average remaining lease term for the bareboat charter was 0.44 years as of September 30, 2025.

The weighted average incremental borrowing rate for the bareboat charter was 5.08% as of September 30, 2025.
The annual lease payments under the bareboat charter agreement are as follows:
Twelve-month periods ending September 30,	Amount
2026	17,828
Total undiscounted lease payments	17,828
Less: Discount based on incremental borrowing rate	(369)
Present value of finance lease liabilities	17,459

Finance lease liabilities, current	17,459
Finance lease liabilities, non-current	-
Present value of finance lease liabilities	17,459